Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities - Provisions for Interest and Penalties Related to Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in current provisions
Provisions	€ 716	€ 235
Changes in Non-current provisions
Provisions	494	€ 432
Provisions for Interest and Penalties Related to Taxes
Changes in current provisions
Current Provisions, Beginning balance	11
Current provisions, Addition	30
Current provisions, Utilization	0
Current provisions, Release	0
Current provisions, Transfer	9
Current provisions, Currency impact	2
Current provisions, Ending balance	52
Provisions	€ 716
Current provisions for Interest and Penalties Related to Taxes as % of Provisions	7.00%
Changes in Non-current provisions
Non-current Provisions, Beginning balance	€ 142
Non-current provisions, Addition	84
Non-current provisions, Utilization	(71)
Non-current provisions, Release	(16)
Non-current provisions, Transfer	(9)
Non-current provisions, Currency impact	4
Non-current provisions, Ending balance	134
Provisions	€ 494
Non-current provisions for Interest and Penalties Related to Taxes as % of Provisions	27.00%
Changes in provisions
Beginning balance	€ 153
Additions	114
Utilizations	(71)
Release	(16)
Transfer	0
Currency effects	6
Ending balance	186
Provisions	€ 1,210
Provision for interest and penalties related to taxes as % of Provisions	15.00%